Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acqui (Details) - USD ($)
$ in Millions
	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property plant and equipment
Opening Balance	$ 2,376	$ 3,024
Additions	95	222
Write-offs	(14)	(178)
Transfers	(42)	(145)
Cumulative translation adjustment	(259)	104
Closing Balance	2,156	3,027
Intangible Assets	2,734	15,057
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 4,890	$ 18,084